Liabilities arising from securities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities Arising From Securities
Real	R$ 119,826,802	R$ 116,770,927
U.S. dollar	19,851,326	13,612,088
Total	R$ 139,678,128	R$ 130,383,015
Real	11.40%	11.90%
U.S. dollar	6.10%	4.90%
Total	8.80%	8.40%